Employee benefit plans - Defined benefit pension plans (Narrative) (Details) - Pension Plan [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 721.9	$ 719.7
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 211.4	$ 524.4